Commitments - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Long Term Purchasing Agreement Relating To Licensing Data Used [Member]
Other Commitments [Line Items]
Long term purchase commitement month of expiry	2031	2031